401(k) PROFIT-SHARING PLAN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 0	$ 0